Transferred financial assets that are derecognized in their entirety with continuing involvement	12 Months Ended
Dec. 31, 2024
Disclosure Transferred Financial Assets [Line Items]
Transferred financial assets that are derecognized in their entirety with continuing involvement

c) Transferred financial assets that are derecognized

in their entirety with continuing involvement
Continuing involvement in

a transferred and

fully derecognized financial

asset may result from

contractual provisions in
the particular transfer

agreement or from

a separate

agreement, with the

counterparty or

a third party,

entered into

in
connection with the transfer.

The fair value and carrying amount of UBS’s continuing involvement from transferred positions as of 31 December 2024 and 31 December 2023 was not material. Life-to-date losses reported in prior periods primarily relate to legacy positions in securitization vehicles that have been fully marked

down, with no remaining exposure to loss.